BUSINESS COMBINATIONS (Tables)	12 Months Ended
Jun. 30, 2024
Activision Blizzard, Inc.
Major Classes of Assets and Liabilities Allocated Purchase Price

The major classes of assets and liabilities to which we have preliminarily allocated the purchase price were as follows:

(In millions)

Cash and cash equivalents	$12,976
Goodwill	50,969
Intangible assets	21,969
Other assets	2,501
Long-term debt	(2,799)
Long-term income taxes	(1,914)
Deferred income taxes	(4,677)
Other liabilities	(3,617)

Total purchase price	$75,408

Acquired Intangible Assets

Following are the details of the purchase price allocated to the intangible assets acquired:

(In millions, except average life)	Amount	Weighted Average Life

Marketing-related	$11,619	24 years
Technology-based	9,689	4 years
Customer-related	661	4 years

Fair value of intangible assets acquired	$21,969	15 years

Supplemental Consolidated Financial Results on Unaudited Pro Forma Basis

Following is the net impact of the Activision Blizzard acquisition on our consolidated income statements since the date of acquisition:

(In millions)

Year Ended June 30,	2024

Revenue	$5,729
Operating loss	(1,362)

The change of Activision Blizzard content from third-party to first-party is reflected in the net impact.

Following are the supplemental consolidated financial results of Microsoft Corporation on an unaudited pro forma basis, as if the acquisition had been consummated on July 1, 2022:

(In millions, except per share amounts)

Year Ended June 30,	2024	2023

Revenue	$247,442	$219,790
Net income	88,308	71,383
Diluted earnings per share	11.82	9.55

Nuance Communications Inc.
Major Classes of Assets and Liabilities Allocated Purchase Price	The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

(In millions)

Goodwill (a)	$16,326
Intangible assets	4,365
Other assets	42
Other liabilities (b)	(1,972)

Total	$18,761

(a)
Goodwill was assigned to our Intelligent Cloud segment and was primarily attributed to increased synergies that are expected to be achieved from the integration of Nuance. None of the goodwill is expected to be deductible for income tax purposes.
(b)
Includes $986 million of convertible senior notes issued by Nuance in 2015 and 2017, substantially all of which have been redeemed.

Acquired Intangible Assets

Following are the details of the purchase price allocated to the intangible assets acquired:

(In millions, except average life)	Amount	Weighted Average Life

Customer-related	$2,610	9 years
Technology-based	1,540	5 years
Marketing-related	215	4 years

Total	$4,365	7 years